OTHER NON-INTEREST EXPENSE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Insurance Claims Reserves Movement [Abstract]
Reinsurance premiums ceded		€ 62	€ 77	€ 75
Insurance benefits and claims incurred		355	525	601
Reinsurance recoveries		7	4	(50)
Net insurance claims and benefits incurred		362	529	551
Movement in mathematical and other reserves		23	(239)	227
Share of reinsurers		6	2	17
Net movement in mathematical and other reserves		29	(237)	244
Commission expense		64	77	108
Other insurance related expenses		14	24	36
Total		531	470	1,014
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded		531	470	1,014
Credit card costs		27	48	32
Hotel running costs		28	30	35
Broker costs		5	3	5
Rental expense		121	123	119
Taxes and duties other than income tax		105	95	94
Promotion and advertising		68	67	57
Third party fees		133	124	135
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II		185	211	159
Other		462	424	583
Total	$ 2,309	€ 1,665	€ 1,595	€ 2,233